Property and Equipment - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Millions	Dec. 26, 2020	Dec. 28, 2019
Property Plant And Equipment [Line Items]
Total property and equipment	$ 218	$ 194
Less: accumulated depreciation	(103)	(79)
Total property and equipment, net	115	115
Land, Buildings and Leasehold Improvements
Property Plant And Equipment [Line Items]
Total property and equipment	63	44
Computer Equipment, Software and Other
Property Plant And Equipment [Line Items]
Total property and equipment	132	126
Construction In Progress
Property Plant And Equipment [Line Items]
Total property and equipment	$ 23	$ 24